Subsequent events	6 Months Ended
Jun. 30, 2026
Subsequent events
Subsequent events

21.Subsequent events

Except as disclosed above, the Company evaluated subsequent events from June 30, 2026 through the date when the condensed consolidated interim financial statements were issued, and concluded that no other subsequent events have occurred that would require recognition or disclose in the condensed consolidated interim financial statements.